Inventories - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Cost of inventories recognised as expense	$ 590.7	$ 516.2	$ 411.7
Provision for inventory write down	$ 34.2	$ 22.7